CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 1,184.9	$ 1,646.4	$ 2,118.2
Adjustments to reconcile net changes in net assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(20.0)	(618.5)	(99.7)
Net change in unrealized appreciation on investments and mortgage loans payable	(599.8)	(526.9)	(1,528.7)
Purchase of real estate properties	(623.9)	(1,229.6)	(1,368.2)
Capital improvements on real estate properties	(157.2)	(167.9)	(206.7)
Proceeds from sale of real estate properties	251.1	442.9	933.8
Purchases of long term investments	(1,379.4)	(1,102.4)	(458.9)
Proceeds from long term investments	68.3	1,499.8	431.9
Increase in loans receivable	(194.8)	(100.0)	0.0
(Increase) decrease in other investments	153.6	(376.5)	(711.8)
Change in due to (from) investment manager	(0.2)	1.5	(4.7)
(Increase) decrease in other assets	(102.4)	(33.3)	85.7
Increase (decrease) in other liabilities	122.3	29.1	(1.7)
NET CASH USED IN OPERATING ACTIVITIES	(1,297.5)	(535.4)	(810.8)
CASH FLOWS FROM FINANCING ACTIVITIES
Mortgage loan proceeds received	563.5	0.0	252.5
Payments of mortgage loans	(34.7)	(373.8)	(222.7)
Premiums	3,064.2	2,852.3	2,432.6
Annuity payments	(41.0)	(36.7)	(31.6)
Withdrawals and death benefits	(2,263.4)	(1,931.0)	(1,598.1)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,288.6	510.8	832.7
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(8.9)	(24.6)	21.9
CASH AND CASH EQUIVALENTS
Beginning of period	11.9	36.5	14.6
End of period	3.0	11.9	36.5
SUPPLEMENTAL DISCLOSURES
Cash paid for interest	84.2	82.7	100.1
Debt assumed as part of a real estate acquisition	24.0	0.0	0.0
Loan assignment as part of a real estate disposition	0.0	200.0	0.0
Conversion of note receivable	$ 0.0	$ 100.6	$ 0.0